Investments in and Advances to Equity Accounted Investments - Additional Information (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2017 USD ($) pool $ / shares shares	Jan. 31, 2014 USD ($) member shares	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) NOK / shares
Investments in and Advances to Affiliates [Line Items]
Total principal			$ 828,856,000	$ 941,661,000	$ 941,661,000
Stock purchase warrant			$ 2,920,000	4,538,000	4,538,000
Entities Under Common Control | TTOL
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition	$ 39,000,000
Working Capital | Entities Under Common Control | TTOL
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition	$ 13,100,000
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Number of shares acquiring | shares	27,000,000
Tanker Investments Ltd. | Common Stock
Investments in and Advances to Affiliates [Line Items]
Number of shares purchased (USD per share) | $ / shares	$ 3.3
High Q Joint Venture Partner Wah Kwong
Investments in and Advances to Affiliates [Line Items]
Ownership percentage			50.00%
High Q Joint Venture Partner Wah Kwong | Joint Venture Interest Rate Derivative
Investments in and Advances to Affiliates [Line Items]
Percentage of exposure to derivative			50.00%
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Number of vessels | vessel			1
Total principal			$ 45,600,000	$ 48,500,000	$ 48,500,000
Percentage of exposure to loan guarantee			50.00%
High-Q Joint Venture | Joint Venture Interest Rate Derivative
Investments in and Advances to Affiliates [Line Items]
Notional amount			$ 45,600,000
Fixed interest rate			1.47%
Gemini Tankers L.L.C.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	50.00%
Number of commercially managed tanker pools | pool	4
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage			11.30%	11.30%	11.30%
Investment in equity accounted investment		$ 25,000,000
Number of shares available through exercise of stock purchase warrant (shares) | shares		750,000
Stock purchase warrant			$ 0	$ 300,000	$ 300,000
Number of board members to elect | member		1
Shares repurchased (shares) | shares				3,300,000
Shares repurchased (NOK per share) | NOK / shares					$ 80.2
Payments for repurchase of shares				$ 31,800,000
Investment write down			$ 28,100,000
Tanker Investments Ltd. | Maximum
Investments in and Advances to Affiliates [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares		750,000
Tanker Investments Ltd. | Common Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares		2,500,000.0
Tanker Investments Ltd. | Preferred Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares		1